Employee Benefit Plan, Tax Status (Details) - EBP: 58-1111076 001	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Abstract]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Qualification Status [Extensible Enumeration]
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Qualification Status [Extensible Enumeration]